Commitment and Contingencies (Tables)	3 Months Ended
Mar. 31, 2021
Commitments and Contingencies.
Lessee, Operating Lease, Liability, Maturity

The following table sets forth the future minimum lease commitments and future sublease income as of March 31, 2021 under operating leases with initial or remaining non-cancelable terms in excess of one year (in thousands):

	Minimum
	Lease	Sublease
	Commitments	Income
Remainder of 2021	$5,608	$(216)
2022	6,393	(313)
2023	5,409	(322)
2024	4,774	(246)
2025	4,060	—
Thereafter	8,046	—
Total	$34,290	$(1,097)